                                 QUALIVEST FUNDS

                                 CLASS Y SHARES

Qualivest U.S. Treasury Money Market Fund    Qualivest Optimized Stock Fund
Qualivest Money Market Fund                  Qualivest Income Equity Value Fund
Qualivest Tax-Free Money Market Fund         Qualivest Large Companies Value Fund
Qualivest Tax-Free National Bond Fund        Qualivest International Opportunities Fund
Qualivest Intermediate Bond Fund             Qualivest Small Companies Value Fund
Qualivest Diversified Bond Fund

       SUPPLEMENT DATED JULY 9, 1997 TO PROSPECTUS DATED DECEMBER 1, 1996

     The information set forth in the Prospectus dated December 1, 1996 is hereby supplemented as follows:

                    ANTICIPATED CHANGE IN INVESTMENT ADVISER

     The investment adviser to the funds named above (the "Funds") currently is Qualivest Capital Management, Inc. ("Qualivest Capital Management"), an indirect wholly owned subsidiary of U.S. Bancorp. It is anticipated that U.S. Bancorp will merge with and into First Bank System, Inc. ("FBS") on or about August 1, 1997, subject to receipt of shareholder approvals by U.S. Bancorp and FBS and satisfaction of customary closing conditions. The date upon which such merger takes place is referred to herein as the "Closing Date."

     Effective as of the Closing Date and subject to receipt of the exemptive order described below, First Bank National Association ("First Bank"), a wholly owned subsidiary of FBS, acting through First Bank's First Asset Management group, will become the investment adviser to the Funds pursuant to an investment advisory agreement (the "Interim Advisory Agreement") between the Funds and First Bank. The investment advisory fees payable to First Bank under the Interim Advisory Agreement, and the other substantive terms thereof, are the same as under the Funds' current investment advisory agreement with Qualivest Capital Management.

     First Bank also acts as investment adviser to 27 other mutual funds, including the 20 portfolios of First American Investment Funds, Inc., the three portfolios of First American Funds, Inc., and the four portfolios of First American Strategy Funds, Inc. (collectively, the "First American Funds"). First Bank has acted as investment adviser to the First American Funds since 1982. As of June 30, 1997, First Bank managed more than $42 billion in assets, including more than $14 billion in assets of the First American Funds. The First Asset Management group within First Bank employs more than 90 investment professionals and provides investment management services with several different orientations, including value, growth, fixed-income and tax-exempt investing. It is anticipated that several individuals who are now employed by Qualivest Capital Management will become employees of the First Asset Management group within First Bank at the Closing Date. First Bank, which is headquartered in Minneapolis, Minnesota, also engages in a general commercial and retail banking business.

     The Funds' Board of Trustees, including all of the Funds' disinterested trustees, has approved the Interim Advisory Agreement. Prior to the Closing Date, the Funds and First Bank expect to receive an exemptive order from the Securities and Exchange Commission which will permit First Bank to act as investment adviser to the Funds without shareholder approval for up to 120 days following the Closing Date. It is expected that a shareholders meeting of the Funds (the "Qualivest Shareholders Meeting") will be held within this 120-day period to consider approval of the Interim Advisory Agreement. Until Fund shareholders approve the Interim Advisory Agreement, the investment advisory fees payable to First Bank thereunder will be placed in an interest-bearing escrow account. The moneys in such account will be released to First Bank upon the receipt of such shareholder approval or, in the event that shareholders of a Fund do not approve the Interim Advisory Agreement, returned to that Fund.

     Information concerning the individual portfolio managers or teams which will manage the Funds under the Interim Advisory Agreement is set forth under the heading "Portfolio Management" below.

       PROPOSED COMBINATIONS OF QUALIVEST FUNDS WITH FIRST AMERICAN FUNDS

     The Funds' Board of Trustees also has approved, subject to the approval of Fund shareholders and to satisfaction of certain other conditions, the combination of the Funds with and into certain existing First American Funds which have similar investment objectives and policies or, in the case of two of the Funds, into First American Funds which are to be newly formed. It is anticipated that Fund shareholders will be asked to consider and act upon these proposed combinations of funds at the Qualivest Shareholders Meeting referred to under "Anticipated Change in Investment Adviser." Assuming the receipt of shareholder approvals and satisfaction of conditions, it is currently anticipated that these combinations of funds would be completed before the end of 1997.

     A separate proxy statement and proxy voting materials will be provided to Fund shareholders in connection with the Qualivest Fund Shareholders meeting. These materials will contain more complete information concerning the proposed approval of the Interim Advisory Agreement and combinations of funds. No action is required to be taken by Fund shareholders at the present time with respect to these matters.

                              PORTFOLIO MANAGEMENT

     The following individuals or teams are expected to manage the respective Funds on behalf of First Bank under the Interim Advisory Agreement. Shares of the Qualivest Tax-Free National Bond Fund and Qualivest Income Equity Value Fund are not currently offered.


Qualivest Fund                                         Portfolio Manager(s) or Team
--------------                                         ----------------------------
Qualivest U.S. Treasury Money Market Fund. . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Money Market Fund. . . . . . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Tax-Free Money Market Fund . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Intermediate Bond Fund . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Diversified Bond Fund. . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Optimized Stock Fund . . . . . . . . . . .   James S. Rovner and Evan Lundquist

Qualivest Large Companies Value Fund . . . . . . . .   Value Team (see below)

Qualivest International Opportunities Fund . . . . .   James S. Rovner and Evan Lundquist

Qualivest Small Companies Value Fund . . . . . . . .   Small Companies Value Team (see below)


The Value Team referred to above is a committee composed of James Doak, John M. Murphy, Jr., James S. Rovner, Albin S. Dubiak, Roland P. Whitcomb, Kevin Shields and John A. Twele. The Small Companies Value Team referred to above is a committee composed of Albin S. Dubiak, Roland P.

Whitcomb and Jeff A. Johnson. Information concerning the individuals named in the table and text above is as follows:

     Joseph M. Ulrey III is portfolio co-manager for three of the First American money market funds. For the past 6 years, he has managed assets for institutional and individual investment advisory clients of First Bank. Previously, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank. Mr. Ulrey graduated from Macalester College with a bachelor's degree in mathematics/economics and received his master's degree in business administration from the University of Chicago.

     James D. Palmer is portfolio co-manager for three of the First American money market funds. Mr. Palmer joined First Bank in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's degree in business administration from the University of Minnesota.

     Martin L. Jones is portfolio manager for three of the First American fixed income funds. Mr. Jones has over 20 years of investment experience, and was previously employed by Harris Trust & Savings Bank, Dillon Read & Co., and Loeb Rhoades & Co. Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from the University of Texas, and his master's degree in business administration from the University of Chicago.

     Lucille Rehkamp is portfolio co-manager for three of the First American fixed income funds. She joined First Bank in 1979 and was formerly with PaineWebber. Ms. Rehkamp received her bachelor's degree from Marquette University.

     James S. Rovner is portfolio manager or co-manager for two of the First American equity funds and is a member of the committee which manages another two First American equity funds. He joined First Bank in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Mr. Rovner received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. Mr. Rovner is a Chartered Financial Analyst.

     Evan Lundquist is portfolio co-manager for one of the First American equity funds. He joined First Bank in 1993 and received his bachelor's degree from St. Mary's College.

     James Doak is a member of the committees which manage five of the First American equity funds. Mr. Doak joined First Bank in 1982 after serving two years as Vice President of Loomis-Sayles & Co. Mr. Doak received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. Mr. Doak is a Chartered Financial Analyst.

     John M. Murphy, Jr. is a member of the committees which manage five of the First American equity funds. He is chief investment officer of the First Asset Management group within First Bank, having joined First Bank in 1984.
Mr. Murphy received his bachelor's degree from Regis College.

     Albin S. Dubiak is portfolio manager for three of the First American equity funds and is a member of the committees which manage another five First American equity funds. He began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona.

     Roland B. Whitcomb is portfolio co-manager for two of the First American equity funds and is a member of the committees which manage another five First American equity funds. Mr. Whitcomb joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

     Kevin Shields is a member of the committee which manages two of the First American equity funds. Mr. Shields, who joined First Bank in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

     John A. Twele is a member of the committee which manages two of the First American equity funds. Prior to joining First Bank in 1996, he was employed in various positions at American Express Financial Advisors; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. Mr. Twele received his bachelor's degree from Indiana University.

     Jeff A. Johnson is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa.

     Mr. Doak, Mr. Dubiak, Mr. Jones, Mr. Murphy, Mr. Rovner and Mr. Ulrey also are members of the committee which manages four First American "funds of funds."

                                 QUALIVEST FUNDS

                                 CLASS Q SHARES

                    Qualivest U.S. Treasury Money Market Fund
                           Qualivest Money Market Fund
                      Qualivest Tax-Free Money Market Fund


       SUPPLEMENT DATED JULY 9, 1997 TO PROSPECTUS DATED DECEMBER 1, 1996

     The information set forth in the Prospectus dated December 1, 1996 is hereby supplemented as follows:

                    ANTICIPATED CHANGE IN INVESTMENT ADVISER

     The investment adviser to the funds named above (the "Funds") currently is Qualivest Capital Management, Inc. ("Qualivest Capital Management"), an indirect wholly owned subsidiary of U.S. Bancorp. It is anticipated that U.S. Bancorp will merge with and into First Bank System, Inc. ("FBS") on or about August 1, 1997, subject to receipt of shareholder approvals by U.S. Bancorp and FBS and satisfaction of customary closing conditions. The date upon which such merger takes place is referred to herein as the "Closing Date."

     Effective as of the Closing Date and subject to receipt of the exemptive order described below, First Bank National Association ("First Bank"), a wholly owned subsidiary of FBS, acting through First Bank's First Asset Management group, will become the investment adviser to the Funds pursuant to an investment advisory agreement (the "Interim Advisory Agreement") between the Funds and First Bank. The investment advisory fees payable to First Bank under the Interim Advisory Agreement, and the other substantive terms thereof, are the same as under the Funds' current investment advisory agreement with Qualivest Capital Management.

     First Bank also acts as investment adviser to 27 other mutual funds, including the 20 portfolios of First American Investment Funds, Inc., the three portfolios of First American Funds, Inc., and the four portfolios of First American Strategy Funds, Inc. (collectively, the "First American Funds"). First Bank has acted as investment adviser to the First American Funds since 1982. As of June 30, 1997, First Bank managed more than $42 billion in assets, including more than $14 billion in assets of the First American Funds. The First Asset Management group within First Bank employs more than 90 investment professionals and provides investment management services with several different orientations, including value, growth, fixed-income and tax-exempt investing. It is anticipated that several individuals who are now employed by Qualivest Capital Management will become employees of the First Asset Management group within First Bank at the Closing Date. First Bank, which is headquartered in Minneapolis, Minnesota, also engages in a general commercial and retail banking business.

     The Funds' Board of Trustees, including all of the Funds' disinterested trustees, has approved the Interim Advisory Agreement. Prior to the Closing Date, the Funds and First Bank expect to receive an exemptive order from the Securities and Exchange Commission which will permit First Bank to act as investment adviser to the Funds without shareholder approval for up to 120 days following the Closing Date. It is expected that a shareholders meeting of the Funds (the "Qualivest Shareholders Meeting") will be held within this 120-day period to consider approval of the Interim Advisory Agreement. Until Fund shareholders approve the Interim Advisory Agreement, the investment advisory fees payable to First Bank thereunder will be placed in an interest-bearing escrow account. The moneys in such account will be released to First Bank upon the receipt of such shareholder approval or, in the event that shareholders of a Fund do not approve the Interim Advisory Agreement, returned to that Fund.

     Information concerning the individual portfolio managers who will manage the Funds under the Interim Advisory Agreement is set forth under the heading "Portfolio Management" below.

       PROPOSED COMBINATIONS OF QUALIVEST FUNDS WITH FIRST AMERICAN FUNDS

     The Funds' Board of Trustees also has approved, subject to the approval of Fund shareholders and to satisfaction of certain other conditions, the combination of the Funds with and into certain existing First American Funds which have similar investment objectives and policies or, in the case of one of the Funds, into a First American Fund which is to be newly formed. Like the Funds, each of these First American Funds operates or will operate as a money market fund. It is anticipated that Fund shareholders will be asked to consider and act upon these proposed combinations of funds at the Qualivest Shareholders Meeting referred to under "Anticipated Change in Investment Adviser." Assuming the receipt of shareholder approvals and satisfaction of conditions, it is currently anticipated that these combinations of funds would be completed before the end of 1997.

     A separate proxy statement and proxy voting materials will be provided to Fund shareholders in connection with the Qualivest Fund Shareholders meeting. These materials will contain more complete information concerning the proposed approval of the Interim Advisory Agreement and combinations of funds. No action is required to be taken by Fund shareholders at the present time with respect to these matters.

                              PORTFOLIO MANAGEMENT

     The following individuals are expected to manage the respective Funds on behalf of First Bank under the Interim Advisory Agreement.


Qualivest Fund                                         Portfolio Managers
--------------                                         ------------------
Qualivest U.S. Treasury Money Market Fund. . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Money Market Fund. . . . . . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Tax-Free Money Market Fund . . . . . . . .   James M. Ulrey III and James D. Palmer

     Joseph M. Ulrey III is portfolio co-manager for three of the First American money market funds. For the past 6 years, he has managed assets for institutional and individual investment advisory clients of First Bank. Previously, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank. Mr. Ulrey graduated from Macalester College with a bachelor's degree in mathematics/economics and received his master's degree in business administration from the University of Chicago.

     James D. Palmer is portfolio co-manager for three of the First American money market funds. Mr. Palmer joined First Bank in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's degree in business administration from the University of Minnesota.

     Mr. Ulrey also is a member of the committee which manages four First American "funds of funds."

                                 QUALIVEST FUNDS

                                 CLASS A SHARES

Qualivest Allocated Conservative Fund        Qualivest Allocated Growth Fund
Qualivest Allocated Balanced Fund            Qualivest Allocated Aggressive Fund

       SUPPLEMENT DATED JULY 9, 1997 TO PROSPECTUS DATED DECEMBER 1, 1996

     The information set forth in the Prospectus dated December 1, 1996 is hereby supplemented as follows:

                    ANTICIPATED CHANGE IN INVESTMENT ADVISER

     The investment adviser to the funds named above (the "Funds") currently is Qualivest Capital Management, Inc. ("Qualivest Capital Management"), an indirect wholly owned subsidiary of U.S. Bancorp. It is anticipated that U.S. Bancorp will merge with and into First Bank System, Inc. ("FBS") on or about August 1, 1997, subject to receipt of shareholder approvals by U.S. Bancorp and FBS and satisfaction of customary closing conditions. The date upon which such merger takes place is referred to herein as the "Closing Date."

     Effective as of the Closing Date and subject to receipt of the exemptive order described below, First Bank National Association ("First Bank"), a wholly owned subsidiary of FBS, acting through First Bank's First Asset Management group, will become the investment adviser to the Funds pursuant to an investment advisory agreement (the "Interim Advisory Agreement") between the Funds and First Bank. The investment advisory fees payable to First Bank under the Interim Advisory Agreement, and the other substantive terms thereof, are the same as under the Funds' current investment advisory agreement with Qualivest Capital Management.

     First Bank also acts as investment adviser to 27 other mutual funds, including the 20 portfolios of First American Investment Funds, Inc., the three portfolios of First American Funds, Inc., and the four portfolios of First American Strategy Funds, Inc. (collectively, the "First American Funds"). First Bank has acted as investment adviser to the First American Funds since 1982. As of June 30, 1997, First Bank managed more than $42 billion in assets, including more than $14 billion in assets of the First American Funds. The First Asset Management group within First Bank employs more than 90 investment professionals and provides investment management services with several different orientations, including value, growth, fixed-income and tax-exempt investing. It is anticipated that several individuals who are now employed by Qualivest Capital Management will become employees of the First Asset Management group within First Bank at the Closing Date. First Bank, which is headquartered in Minneapolis, Minnesota, also engages in a general commercial and retail banking business.

     The Funds' Board of Trustees, including all of the Funds' disinterested trustees, has approved the Interim Advisory Agreement. Prior to the Closing Date, the Funds and First Bank expect to receive an exemptive order from the Securities and Exchange Commission which will permit First Bank to act as investment adviser to the Funds without shareholder approval for up to 120 days following the Closing Date. It is expected that a shareholders meeting of the Funds (the "Qualivest Shareholders Meeting") will be held within this 120-day period to consider approval of the Interim Advisory Agreement. Until Fund shareholders approve the Interim Advisory Agreement, the investment advisory fees payable to First Bank thereunder will be placed in an interest-bearing escrow account. The moneys in such account will be released to First Bank upon the receipt of such shareholder approval or, in the event that shareholders of a Fund do not approve the Interim Advisory Agreement, returned to that Fund.

     Information concerning the committee which will manage the Funds under the Interim Advisory Agreement is set forth under the heading "Portfolio Management" below.

       PROPOSED COMBINATIONS OF QUALIVEST FUNDS WITH FIRST AMERICAN FUNDS

     The Funds' Board of Trustees also has approved, subject to the approval of Fund shareholders and to satisfaction of certain other conditions, the combination of the Funds with and into certain existing First American Funds which have similar investment objectives and policies and which, like the Funds, operate as "funds of funds." It is anticipated that Fund shareholders will be asked to consider and act upon these proposed combinations of funds at the Qualivest Shareholders Meeting referred to under "Anticipated Change in Investment Adviser." Assuming the receipt of shareholder approvals and satisfaction of conditions, it is currently anticipated that these combinations of funds would be completed before the end of 1997.

     A separate proxy statement and proxy voting materials will be provided to Fund shareholders in connection with the Qualivest Fund Shareholders meeting. These materials will contain more complete information concerning the proposed approval of the Interim Advisory Agreement and combinations of funds. No action is required to be taken by Fund shareholders at the present time with respect to these matters.

                              PORTFOLIO MANAGEMENT

     A committee composed of the following individuals is expected to manage each of the Funds on behalf of First Bank under the Interim Advisory Agreement:

     Gerald C. Bren is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He joined First Bank in 1972 as an investment analyst. Mr. Bren received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.

     James Doak is a member of the committees which manage five of the First American equity funds. Mr. Doak joined First Bank in 1982 after serving two years as Vice President of Loomis-Sayles & Co. Mr. Doak received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. Mr. Doak is a Chartered Financial Analyst.

     Albin S. Dubiak is portfolio manager for three of the First American equity funds and is a member of the committees which manage another five First American equity funds. He began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona.

     Martin L. Jones is portfolio manager for three of the First American fixed income funds. Mr. Jones has over 20 years of investment experience, and was previously employed by Harris Trust & Savings Bank, Dillon Read & Co., and Loeb Rhoades & Co. Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from the University of Texas, and his master's degree in business administration from the University of Chicago.

     John M. Murphy, Jr. is a member of the committees which manage five of the First American equity funds. He is chief investment officer of the First Asset Management group within First Bank, having joined First Bank in 1984.
Mr. Murphy received his bachelor's degree from Regis College.

     James S. Rovner is portfolio manager or co-manager for two of the First American equity funds and is a member of the committee which manages another two First American equity funds. He joined First Bank in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Mr. Rovner received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. Mr. Rovner is a Chartered Financial Analyst.

     Richard W. Stanley is portfolio manager for three of the First American tax-exempt funds. Mr. Stanley entered the investment business via investment sales with Smith Barney & Co. in 1958 and moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined First Bank in early 1986 as vice president and manager of fixed income/personal trust. Mr. Stanley received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.

     Joseph M. Ulrey III is portfolio co-manager for three of the First American money market funds. For the past 6 years, he has managed assets for institutional and individual investment advisory clients of First Bank. Previously, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank. Mr. Ulrey graduated from Macalester College with a bachelor's degree in mathematics/economics and received his master's degree in business administration from the University of Chicago.

     Each of the individuals named above also is a member of the committee which manages four First American "funds of funds."

     It is anticipated that at the Closing Date, First Bank also will become the investment adviser to the Underlying Funds referred to in the prospectus pursuant to the exemptive order referred to above. The following individuals and teams are expected to manage the respective Underlying Funds on behalf of First Bank commencing on the Closing Date.


Underlying Qualivest Fund                              Portfolio Manager(s) or Team
-------------------------                              ----------------------------
Qualivest Large Companies Value Fund . . . . . . . .   Value Team (see below)

Qualivest Small Companies Value Fund . . . . . . . .   Small Companies Value Team (see below)

Qualivest International Opportunities Fund . . . . .   James S. Rovner and Evan Lundquist

Qualivest Optimized Stock Fund . . . . . . . . . . .   James S. Rovner and Evan Lundquist

Qualivest Intermediate Bond Fund . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Diversified Bond Fund. . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest U.S. Treasury Money Market Fund. . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Money Market Fund. . . . . . . . . . . . .   James M. Ulrey III and James D. Palmer

The Value Team referred to above is a committee composed of James Doak, John M. Murphy, Jr., James S. Rovner, Albin S. Dubiak, Roland P. Whitcomb, Kevin Shields and John A. Twele. The Small Companies Value Team referred to above is a committee composed of Albin S. Dubiak, Roland P. Whitcomb and Jeff A. Johnson. Information concerning Mr. Rovner, Mr. Jones, Mr. Ulrey, Mr. Doak, Mr. Murphy, and Mr. Dubiak is set forth above. Information concerning the remaining individuals named in the table and text above is as follows:

     Evan Lundquist is portfolio co-manager for one of the First American equity funds. He joined First Bank in 1993 and received his bachelor's degree from St. Mary's College.

     Lucille Rehkamp is portfolio co-manager for three of the First American fixed income funds. She joined First Bank in 1979 and was formerly with PaineWebber. Ms. Rehkamp received her bachelor's degree from Marquette University.

     James D. Palmer is portfolio co-manager for three of the First American money market funds. Mr. Palmer joined First Bank in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's degree in business administration from the University of Minnesota.

     Roland B. Whitcomb is portfolio co-manager for two of the First American equity funds and is a member of the committees which manage another five First American equity funds. Mr. Whitcomb joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

     Kevin Shields is a member of the committee which manages two of the First American equity funds. Mr. Shields, who joined First Bank in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

     John A. Twele is a member of the committee which manages two of the First American equity funds. Prior to joining First Bank in 1996, he was employed in various positions at American Express Financial Advisors; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. Mr. Twele received his bachelor's degree from Indiana University.

     Jeff A. Johnson is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa.

                                 QUALIVEST FUNDS

                                 CLASS Y SHARES


Qualivest Allocated Conservative Fund        Qualivest Allocated Growth Fund
Qualivest Allocated Balanced Fund            Qualivest Allocated Aggressive Fund

       SUPPLEMENT DATED JULY 9, 1997 TO PROSPECTUS DATED DECEMBER 1, 1996

     The information set forth in the Prospectus dated December 1, 1996 is hereby supplemented as follows:

                    ANTICIPATED CHANGE IN INVESTMENT ADVISER

     The investment adviser to the funds named above (the "Funds") currently is Qualivest Capital Management, Inc. ("Qualivest Capital Management"), an indirect wholly owned subsidiary of U.S. Bancorp. It is anticipated that U.S. Bancorp will merge with and into First Bank System, Inc. ("FBS") on or about August 1, 1997, subject to receipt of shareholder approvals by U.S. Bancorp and FBS and satisfaction of customary closing conditions. The date upon which such merger takes place is referred to herein as the "Closing Date."

     Effective as of the Closing Date and subject to receipt of the exemptive order described below, First Bank National Association ("First Bank"), a wholly owned subsidiary of FBS, acting through First Bank's First Asset Management group, will become the investment adviser to the Funds pursuant to an investment advisory agreement (the "Interim Advisory Agreement") between the Funds and First Bank. The investment advisory fees payable to First Bank under the Interim Advisory Agreement, and the other substantive terms thereof, are the same as under the Funds' current investment advisory agreement with Qualivest Capital Management.

     First Bank also acts as investment adviser to 27 other mutual funds, including the 20 portfolios of First American Investment Funds, Inc., the three portfolios of First American Funds, Inc., and the four portfolios of First American Strategy Funds, Inc. (collectively, the "First American Funds"). First Bank has acted as investment adviser to the First American Funds since 1982. As of June 30, 1997, First Bank managed more than $42 billion in assets, including more than $14 billion in assets of the First American Funds. The First Asset Management group within First Bank employs more than 90 investment professionals and provides investment management services with several different orientations, including value, growth, fixed-income and tax-exempt investing. It is anticipated that several individuals who are now employed by Qualivest Capital Management will become employees of the First Asset Management group within First Bank at the Closing Date. First Bank, which is headquartered in Minneapolis, Minnesota, also engages in a general commercial and retail banking business.

     The Funds' Board of Trustees, including all of the Funds' disinterested trustees, has approved the Interim Advisory Agreement. Prior to the Closing Date, the Funds and First Bank expect to receive an exemptive order from the Securities and Exchange Commission which will permit First Bank to act as investment adviser to the Funds without shareholder approval for up to 120 days following the Closing Date. It is expected that a shareholders meeting of the Funds (the "Qualivest Shareholders Meeting") will be held within this 120-day period to consider approval of the Interim Advisory Agreement. Until Fund shareholders approve the Interim Advisory Agreement, the investment advisory fees payable to First Bank thereunder will be placed in an interest-bearing escrow account. The moneys in such account will be released to First Bank upon the receipt of such shareholder approval or, in the event that shareholders of a Fund do not approve the Interim Advisory Agreement, returned to that Fund.

     Information concerning the committee which will manage the Funds under the Interim Advisory Agreement is set forth under the heading "Portfolio Management" below.

       PROPOSED COMBINATIONS OF QUALIVEST FUNDS WITH FIRST AMERICAN FUNDS

     The Funds' Board of Trustees also has approved, subject to the approval of Fund shareholders and to satisfaction of certain other conditions, the combination of the Funds with and into certain existing First American Funds which have similar investment objectives and policies and which, like the Funds, operate as "funds of funds." It is anticipated that Fund shareholders will be asked to consider and act upon these proposed combinations of funds at the Qualivest Shareholders Meeting referred to under "Anticipated Change in Investment Adviser." Assuming the receipt of shareholder approvals and satisfaction of conditions, it is currently anticipated that these combinations of funds would be completed before the end of 1997.

     A separate proxy statement and proxy voting materials will be provided to Fund shareholders in connection with the Qualivest Fund Shareholders meeting. These materials will contain more complete information concerning the proposed approval of the Interim Advisory Agreement and combinations of funds. No action is required to be taken by Fund shareholders at the present time with respect to these matters.

                              PORTFOLIO MANAGEMENT

     A committee composed of the following individuals is expected to manage each of the Funds on behalf of First Bank under the Interim Advisory Agreement:

     Gerald C. Bren is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He joined First Bank in 1972 as an investment analyst. Mr. Bren received his master's degree in business administration from the University of Chicago in 1972 and his Chartered Financial Analyst certification in 1977.

     James Doak is a member of the committees which manage five of the First American equity funds. Mr. Doak joined First Bank in 1982 after serving two years as Vice President of Loomis-Sayles & Co. Mr. Doak received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. Mr. Doak is a Chartered Financial Analyst.

     Albin S. Dubiak is portfolio manager for three of the First American equity funds and is a member of the committees which manage another five First American equity funds. He began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona.

     Martin L. Jones is portfolio manager for three of the First American fixed income funds. Mr. Jones has over 20 years of investment experience, and was previously employed by Harris Trust & Savings Bank, Dillon Read & Co., and Loeb Rhoades & Co. Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from the University of Texas, and his master's degree in business administration from the University of Chicago.

     John M. Murphy, Jr. is a member of the committees which manage five of the First American equity funds. He is chief investment officer of the First Asset Management group within First Bank, having joined First Bank in 1984.
Mr. Murphy received his bachelor's degree from Regis College.

     James S. Rovner is portfolio manager or co-manager for two of the First American equity funds and is a member of the committee which manages another two First American equity funds. He joined First Bank in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Mr. Rovner received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. Mr. Rovner is a Chartered Financial Analyst.

     Richard W. Stanley is portfolio manager for three of the First American tax-exempt funds. Mr. Stanley entered the investment business via investment sales with Smith Barney & Co. in 1958 and moved to Heritage Investment Advisers as head of fixed income investment in 1973. He joined First Bank in early 1986 as vice president and manager of fixed income/personal trust. Mr. Stanley received his master's in business administration degree from Cornell University in 1958 and received his Chartered Financial Analyst certification in 1977.

     Joseph M. Ulrey III is portfolio co-manager for three of the First American money market funds. For the past 6 years, he has managed assets for institutional and individual investment advisory clients of First Bank. Previously, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank. Mr. Ulrey graduated from Macalester College with a bachelor's degree in mathematics/economics and received his master's degree in business administration from the University of Chicago.

     Each of the individuals named above also is a member of the committee which manages four First American "funds of funds."

     It is anticipated that at the Closing Date, First Bank also will become the investment adviser to the Underlying Funds referred to in the prospectus pursuant to the exemptive order referred to above. The following individuals and teams are expected to manage the respective Underlying Funds on behalf of First Bank commencing on the Closing Date.


Underlying Qualivest Fund                                      Portfolio Manager(s) or Team
-------------------------                                      ----------------------------
Qualivest Large Companies Value Fund . . . . . . . . . . . .   Value Team (see below)

Qualivest Small Companies Value Fund . . . . . . . . . . . .   Small Companies Value Team (see below)

Qualivest International Opportunities Fund . . . . . . . . .   James S. Rovner and Evan Lundquist

Qualivest Optimized Stock Fund . . . . . . . . . . . . . . .   James S. Rovner and Evan Lundquist

Qualivest Intermediate Bond Fund . . . . . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Diversified Bond Fund. . . . . . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest U.S. Treasury Money Market Fund. . . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Money Market Fund. . . . . . . . . . . . . . . . .   James M. Ulrey III and James D. Palmer

The Value Team referred to above is a committee composed of James Doak, John M. Murphy, Jr., James S. Rovner, Albin S. Dubiak, Roland P. Whitcomb, Kevin Shields and John A. Twele. The Small Companies Value Team referred to above is a committee composed of Albin S. Dubiak, Roland P. Whitcomb and Jeff A. Johnson. Information concerning Mr. Rovner, Mr. Jones, Mr. Ulrey, Mr. Doak, Mr. Murphy, and Mr. Dubiak is set forth above. Information concerning the remaining individuals named in the table and text above is as follows:

     Evan Lundquist is portfolio co-manager for one of the First American equity funds. He joined First Bank in 1993 and received his bachelor's degree from St. Mary's College.

     Lucille Rehkamp is portfolio co-manager for three of the First American fixed income funds. She joined First Bank in 1979 and was formerly with PaineWebber. Ms. Rehkamp received her bachelor's degree from Marquette University.

     James D. Palmer is portfolio co-manager for three of the First American money market funds. Mr. Palmer joined First Bank in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's degree in business administration from the University of Minnesota.

     Roland B. Whitcomb is portfolio co-manager for two of the First American equity funds and is a member of the committees which manage another five First American equity funds. Mr. Whitcomb joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

     Kevin Shields is a member of the committee which manages two of the First American equity funds. Mr. Shields, who joined First Bank in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

     John A. Twele is a member of the committee which manages two of the First American equity funds. Prior to joining First Bank in 1996, he was employed in various positions at American Express Financial Advisors; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. Mr. Twele received his bachelor's degree from Indiana University.

     Jeff A. Johnson is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa.

                                 QUALIVEST FUNDS

                               CLASS A & C SHARES

Qualivest U.S. Treasury Money Market Fund    Qualivest Optimized Stock Fund
Qualivest Money Market Fund                  Qualivest Income Equity Value Fund
Qualivest Tax-Free Money Market Fund         Qualivest Large Companies Value Fund
Qualivest Tax-Free National Bond Fund        Qualivest International Opportunities Fund
Qualivest Intermediate Bond Fund             Qualivest Small Companies Value Fund
Qualivest Diversified Bond Fund

       SUPPLEMENT DATED JULY 9, 1997 TO PROSPECTUS DATED DECEMBER 1, 1996

     The information set forth in the Prospectus dated December 1, 1996 is hereby supplemented as follows:

                    ANTICIPATED CHANGE IN INVESTMENT ADVISER

     The investment adviser to the funds named above (the "Funds") currently is Qualivest Capital Management, Inc. ("Qualivest Capital Management"), an indirect wholly owned subsidiary of U.S. Bancorp. It is anticipated that U.S. Bancorp will merge with and into First Bank System, Inc. ("FBS") on or about August 1, 1997, subject to receipt of shareholder approvals by U.S. Bancorp and FBS and satisfaction of customary closing conditions. The date upon which such merger takes place is referred to herein as the "Closing Date."

     Effective as of the Closing Date and subject to receipt of the exemptive order described below, First Bank National Association ("First Bank"), a wholly owned subsidiary of FBS, acting through First Bank's First Asset Management group, will become the investment adviser to the Funds pursuant to an investment advisory agreement (the "Interim Advisory Agreement") between the Funds and First Bank. The investment advisory fees payable to First Bank under the Interim Advisory Agreement, and the other substantive terms thereof, are the same as under the Funds' current investment advisory agreement with Qualivest Capital Management.

     First Bank also acts as investment adviser to 27 other mutual funds, including the 20 portfolios of First American Investment Funds, Inc., the three portfolios of First American Funds, Inc., and the four portfolios of First American Strategy Funds, Inc. (collectively, the "First American Funds"). First Bank has acted as investment adviser to the First American Funds since 1982. As of June 30, 1997, First Bank managed more than $42 billion in assets, including more than $14 billion in assets of the First American Funds. The First Asset Management group within First Bank employs more than 90 investment professionals and provides investment management services with several different orientations, including value, growth, fixed-income and tax-exempt investing. It is anticipated that several individuals who are now employed by Qualivest Capital Management will become employees of the First Asset Management group within First Bank at the Closing Date. First Bank, which is headquartered in Minneapolis, Minnesota, also engages in a general commercial and retail banking business.

     The Funds' Board of Trustees, including all of the Funds' disinterested trustees, has approved the Interim Advisory Agreement. Prior to the Closing Date, the Funds and First Bank expect to receive an exemptive order from the Securities and Exchange Commission which will permit First Bank to act as investment adviser to the Funds without shareholder approval for up to 120 days following the Closing Date. It is expected that a shareholders meeting of the Funds (the "Qualivest Shareholders Meeting") will be held within this 120-day period to consider approval of the Interim Advisory Agreement. Until Fund shareholders approve the Interim Advisory Agreement, the investment advisory fees payable to First Bank thereunder will be placed in an interest-bearing escrow account. The moneys in such account will be released to First Bank upon the receipt of such shareholder approval or, in the event that shareholders of a Fund do not approve the Interim Advisory Agreement, returned to that Fund.

     Information concerning the individual portfolio managers or teams which will manage the Funds under the Interim Advisory Agreement is set forth under the heading "Portfolio Management" below.

       PROPOSED COMBINATIONS OF QUALIVEST FUNDS WITH FIRST AMERICAN FUNDS

     The Funds' Board of Trustees also has approved, subject to the approval of Fund shareholders and to satisfaction of certain other conditions, the combination of the Funds with and into certain existing First American Funds which have similar investment objectives and policies or, in the case of two of the Funds, into First American Funds which are to be newly formed. It is anticipated that Fund shareholders will be asked to consider and act upon these proposed combinations of funds at the Qualivest Shareholders Meeting referred to under "Anticipated Change in Investment Adviser." Assuming the receipt of shareholder approvals and satisfaction of conditions, it is currently anticipated that these combinations of funds would be completed before the end of 1997.

     A separate proxy statement and proxy voting materials will be provided to Fund shareholders in connection with the Qualivest Fund Shareholders meeting. These materials will contain more complete information concerning the proposed approval of the Interim Advisory Agreement and combinations of funds. No action is required to be taken by Fund shareholders at the present time with respect to these matters.

                              PORTFOLIO MANAGEMENT

     The following individuals or teams are expected to manage the respective Funds on behalf of First Bank under the Interim Advisory Agreement. Shares of the Qualivest Tax-Free National Bond Fund and Qualivest Income Equity Value Fund are not currently offered.


Qualivest Fund                                         Portfolio Manager(s) or Team
--------------                                         ----------------------------
Qualivest U.S. Treasury Money Market Fund. . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Money Market Fund. . . . . . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Tax-Free Money Market Fund . . . . . . . .   James M. Ulrey III and James D. Palmer

Qualivest Intermediate Bond Fund . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Diversified Bond Fund. . . . . . . . . . .   Martin L. Jones and Lucille Rehkamp

Qualivest Optimized Stock Fund . . . . . . . . . . .   James S. Rovner and Evan Lundquist

Qualivest Large Companies Value Fund . . . . . . . .   Value Team (see below)

Qualivest International Opportunities Fund . . . . .   James S. Rovner and Evan Lundquist

Qualivest Small Companies Value Fund . . . . . . . .   Small Companies Value Team (see below)


The Value Team referred to above is a committee composed of James Doak, John M. Murphy, Jr., James S. Rovner, Albin S. Dubiak, Roland P. Whitcomb, Kevin Shields and John A. Twele. The Small Companies Value Team referred to above is a committee composed of Albin S. Dubiak, Roland P.

Whitcomb and Jeff A. Johnson. Information concerning the individuals named in the table and text above is as follows:

     Joseph M. Ulrey III is portfolio co-manager for three of the First American money market funds. For the past 6 years, he has managed assets for institutional and individual investment advisory clients of First Bank. Previously, Mr. Ulrey spent 10 years overseeing various functions in the Treasury and Finance Divisions of First Bank. Mr. Ulrey graduated from Macalester College with a bachelor's degree in mathematics/economics and received his master's degree in business administration from the University of Chicago.

     James D. Palmer is portfolio co-manager for three of the First American money market funds. Mr. Palmer joined First Bank in 1992, prior to which he was a securities lending trader and senior master trust accountant with First Trust National Association. He holds a bachelor's degree from the University of Wisconsin -- LaCrosse and a master's degree in business administration from the University of Minnesota.

     Martin L. Jones is portfolio manager for three of the First American fixed income funds. Mr. Jones has over 20 years of investment experience, and was previously employed by Harris Trust & Savings Bank, Dillon Read & Co., and Loeb Rhoades & Co. Mr. Jones received his bachelor's degree from Texas Tech University, his master's degree from the University of Texas, and his master's degree in business administration from the University of Chicago.

     Lucille Rehkamp is portfolio co-manager for three of the First American fixed income funds. She joined First Bank in 1979 and was formerly with PaineWebber. Ms. Rehkamp received her bachelor's degree from Marquette University.

     James S. Rovner is portfolio manager or co-manager for two of the First American equity funds and is a member of the committee which manages another two First American equity funds. He joined First Bank in 1986 and has managed assets for institutional and individual clients for over 15 years, specializing in equity and balanced investment strategies. Mr. Rovner received his bachelor's degree and his master's degree in business administration from the University of Wisconsin. Mr. Rovner is a Chartered Financial Analyst.

     Evan Lundquist is portfolio co-manager for one of the First American equity funds. He joined First Bank in 1993 and received his bachelor's degree from St. Mary's College.

     James Doak is a member of the committees which manage five of the First American equity funds. Mr. Doak joined First Bank in 1982 after serving two years as Vice President of Loomis-Sayles & Co. Mr. Doak received his bachelor's degree from Brown University and his master's degree in business administration from the Wharton School of Business. Mr. Doak is a Chartered Financial Analyst.

     John M. Murphy, Jr. is a member of the committees which manage five of the First American equity funds. He is chief investment officer of the First Asset Management group within First Bank, having joined First Bank in 1984.
Mr. Murphy received his bachelor's degree from Regis College.

     Albin S. Dubiak is portfolio manager for three of the First American equity funds and is a member of the committees which manage another five First American equity funds. He began his investment career as a security trader with the First National Bank of Chicago in 1963 before joining First Bank as an investment analyst in 1969. Mr. Dubiak received his bachelor's degree from Indiana University and his master's degree in business administration from the University of Arizona.

     Roland B. Whitcomb is portfolio co-manager for two of the First American equity funds and is a member of the committees which manage another five First American equity funds. Mr. Whitcomb joined First Bank in 1986 after serving as an account executive with Smith Barney & Co. since 1979. He received his bachelor's degree from the University of Chicago and is a Chartered Financial Analyst.

     Kevin Shields is a member of the committee which manages two of the First American equity funds. Mr. Shields, who joined First Bank in 1993, received his bachelor's degree from Marquette University and his master's degree from the University of Wisconsin -- Madison.

     John A. Twele is a member of the committee which manages two of the First American equity funds. Prior to joining First Bank in 1996, he was employed in various positions at American Express Financial Advisors; Investment Advisers, Inc.; Kemper Financial; and Mercantile Trust. Mr. Twele received his bachelor's degree from Indiana University.

     Jeff A. Johnson is portfolio co-manager for two of the First American equity funds and is a member of the committee which manages another three First American equity funds. He has been employed by First Bank in investment management since 1991 and in commercial lending from 1985 to 1991. Mr. Johnson received his master of fine arts degree from the University of Iowa.

     Mr. Doak, Mr. Dubiak, Mr. Jones, Mr. Murphy, Mr. Rovner and Mr. Ulrey also are members of the committee which manages four First American "funds of funds."